UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments

Corporate Bonds & Notes — 83.8%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.0%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,446,838
GenCorp, Inc., 7.125%, 3/15/21	2,355	2,513,962
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,400
TransDigm, Inc., 6.00%, 7/15/22	3,055	3,104,644
TransDigm, Inc., 6.50%, 7/15/24	2,440	2,525,400
TransDigm, Inc., 7.50%, 7/15/21	490	531,650

		$10,208,894

Automotive & Auto Parts — 2.3%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$673,200
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,303,175
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	7,043,687
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,381,953
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	348,500
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	343,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,565,781
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	1,295	1,304,713
Navistar International Corp., 8.25%, 11/1/21	3,285	3,389,299
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,841,750
Schaeffler Holding Finance BV, 6.75%, 11/15/22(1)(2)	2,350	2,496,875

		$23,692,133

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$2,700	$2,858,220

		$2,858,220

Broadcasting — 1.6%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,027,425
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,093,375
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,164,500
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,591,875
Media General Financing Sub, Inc., 5.875%, 11/15/22(1)(4)	770	775,775
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	703,237
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,129,775
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,526,625

		$17,012,587

Building Materials — 2.5%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,057,500
Building Materials Corp. of America, 5.375%, 11/15/24(1)(4)	5,120	5,158,400

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 7.50%, 7/15/20	$3,570	$3,819,900
HD Supply, Inc., 8.125%, 4/15/19	815	884,275
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,820,087
Interface, Inc., 7.625%, 12/1/18	1,012	1,055,820
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,262,962
Nortek, Inc., 8.50%, 4/15/21	1,655	1,787,400
Nortek, Inc., 10.00%, 12/1/18	1,815	1,919,363
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,733,750
USG Corp., 5.875%, 11/1/21(1)	880	913,000

		$26,412,457

Cable / Satellite TV — 4.9%
Altice SA, 7.75%, 5/15/22(1)	$5,995	$6,294,750
Cablevision Systems Corp., 7.75%, 4/15/18	790	883,023
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,186,650
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,062,762
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	132,813
CCOH Safari, LLC, 5.50%, 12/1/22(4)	3,205	3,233,044
CCOH Safari, LLC, 5.75%, 12/1/24(4)	3,845	3,883,450
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,210	1,216,050
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,603,575
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,718,750
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,658,312
Numericable Group SA, 4.875%, 5/15/19(1)	1,555	1,556,944
Numericable Group SA, 6.00%, 5/15/22(1)	4,940	5,057,325
Numericable Group SA, 6.25%, 5/15/24(1)	1,300	1,339,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,482,575
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,292,850
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,057,812
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,699,787

		$51,359,472

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,163,150
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,029,375
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,245,687
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	848,700

		$7,286,912

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals — 2.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,072,187
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,044,000
Chemtura Corp., 5.75%, 7/15/21	240	240,600
Consolidated Energy Finance SA, 6.75%, 10/15/19(1)	2,720	2,774,400
Ineos Finance PLC, 8.375%, 2/15/19(1)	2,900	3,121,125
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,476,500
Kraton Polymers, LLC, 6.75%, 3/1/19	905	939,503
Polymer Group, Inc., 7.75%, 2/1/19	1,683	1,758,735
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,959,894
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,879,731
W.R. Grace & Co., 5.125%, 10/1/21(1)	1,310	1,368,138
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	555,188

		$25,190,001

Consumer Products — 1.1%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$6,320	$6,138,300
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,417,850
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,182,150
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,319,175

		$11,057,475

Containers — 2.3%
Ardagh Finance Holdings SA, 8.625%, 6/15/19(1)(2)	$695	$714,119
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.234%, 12/15/19(1)(5)	1,105	1,087,044
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	670	662,463
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	792,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	532,699
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	788,925
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,085,000
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,168,587
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,384,462
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,229,444
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,610	5,036,425
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,498,812
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,283,700

		$24,264,530

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 3.1%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,218,525
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,279,440
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,961,037
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,605	1,640,785
CIT Group, Inc., 5.25%, 3/15/18	605	639,788
CIT Group, Inc., 5.375%, 5/15/20	230	246,675
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,091,400
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	723,188
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,466,450
International Lease Finance Corp., 6.25%, 5/15/19	975	1,068,844
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,881,912
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,255,137
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,384,519
Navient Corp., 5.50%, 1/15/19	4,115	4,277,049
Navient Corp., 6.125%, 3/25/24	355	367,429
Navient Corp., 7.25%, 1/25/22	150	168,000
Navient Corp., 8.00%, 3/25/20	6,065	6,974,750
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,486,000

		$32,130,928

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,133,325
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,210,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	471,700
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,909,575
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,236,262
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,183,238
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,160	1,200,600

		$9,344,700

Energy — 12.8%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	$2,135	$1,888,141
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.375%, 11/1/21(1)	1,260	1,108,800
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,150	1,230,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,622,100

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	$1,260	$1,323,000
Antero Resources Finance Corp., 5.375%, 11/1/21	2,680	2,730,250
Antero Resources Finance Corp., 6.00%, 12/1/20	425	444,125
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)	1,205	1,300,647
Berry Petroleum Co., LLC, 6.375%, 9/15/22	1,660	1,552,100
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	1,979,738
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	845,625
California Resources Corp., 5.50%, 9/15/21(1)	1,965	2,006,756
California Resources Corp., 6.00%, 11/15/24(1)	1,965	2,019,038
Chesapeake Energy Corp., 3.481%, 4/15/19(5)	2,195	2,202,002
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,244,650
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,442,237
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,979,062
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,453,900
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,717,744
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,825,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,481,450
Denbury Resources, Inc., 5.50%, 5/1/22	965	951,731
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,552,500
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,938,175
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	900	940,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	842,700
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	3,160,800
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas Inc., 6.875%, 2/15/23	928	1,051,832
Gulfport Energy Corp., 7.75%, 11/1/20(1)	2,210	2,265,250
Harvest Operations Corp., 6.875%, 10/1/17	800	820,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	599,438
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	418,200
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,693,600
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,121,350
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,795,975
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	975	953,063
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,204,737
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	916,700
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,050	4,232,250

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Oasis Petroleum, Inc., 6.875%, 1/15/23	$1,420	$1,483,900
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,787,125
Precision Drilling Corp., 6.50%, 12/15/21	2,525	2,600,750
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,035,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,678,750
Rice Energy, Inc., 6.25%, 5/1/22(1)	3,065	2,978,797
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,696,500
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,639,275
RSP Permian, Inc., 6.625%, 10/1/22(1)	1,415	1,412,948
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,815,312
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,400	2,496,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	390	405,600
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)	3,860	4,009,575
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,401,250
Samson Investment Co., 9.75%, 2/15/20	2,540	1,854,200
SESI, LLC, 6.375%, 5/1/19	3,445	3,600,025
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,525,950
Seventy Seven Energy, Inc., 6.50%, 7/15/22(1)	1,810	1,710,450
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	1,019,875
SM Energy Co., 6.50%, 1/1/23	1,685	1,748,188
Tesoro Corp., 5.375%, 10/1/22	1,970	2,038,950
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	659,200
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,587,375
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,289,200
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	527,350
WPX Energy, Inc., 5.25%, 1/15/17	715	750,750
WPX Energy, Inc., 6.00%, 1/15/22	670	705,175

		$133,313,936

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,160,950
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,046,362

		$2,207,312

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,205,113
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,206,550
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,628,875
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,107,900
Darling Ingredients, Inc., 5.375%, 1/15/22	1,250	1,257,812

		$7,406,250

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Food & Drug Retail — 0.2%
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(1)	$1,900	$1,881,000

		$1,881,000

Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$2,880	$2,102,618
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	2,962,050
Constellation Brands, Inc., 6.00%, 5/1/22	565	634,212
Cott Beverages, Inc., 5.375%, 7/1/22(1)	2,650	2,630,125
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,306,800
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,209,375
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,016,269
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	968,300

		$12,829,749

Gaming — 3.2%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$2,432	$2,634,046
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(9)	5,755	2,302,000
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	845	642,200
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	3,475	3,631,375
MGM Resorts International, 6.625%, 12/15/21	1,060	1,166,000
MGM Resorts International, 7.75%, 3/15/22	3,900	4,504,500
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,422	2,643,519
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,291,200
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,656,500
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	6,445	7,025,050
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	2,235,100
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(7)(15)	2,042	351,190
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,884,375

		$32,967,055

Health Care — 9.6%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,417,910
Alere, Inc., 6.50%, 6/15/20	1,020	1,058,250
Alere, Inc., 8.625%, 10/1/18	1,300	1,360,125
Amsurg Corp., 5.625%, 11/30/20	2,035	2,106,225
Amsurg Corp., 5.625%, 7/15/22(1)	1,825	1,900,053
Biomet, Inc., 6.50%, 8/1/20	4,205	4,509,862
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	799,719

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$1,325	$1,381,313
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,660,187
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,909,869
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,144,210
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,629,475
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	915	966,469
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	540	571,725
Endo Finance, LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	185	198,413
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,625,137
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,379,700
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,325,475
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,111,113
HCA, Inc., 6.50%, 2/15/20	505	565,600
HCA, Inc., 7.50%, 2/15/22	1,530	1,780,537
Hologic, Inc., 6.25%, 8/1/20	5,415	5,719,594
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,778,400
INC Research, LLC, 11.50%, 7/15/19(1)	3,110	3,498,750
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	836,394
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	1,435	1,553,388
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,011,150
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,115	6,413,106
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	2,235	2,341,162
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,058,375
ResCare, Inc., 10.75%, 1/15/19	2,925	3,137,062
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,980,125
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,466,494
Teleflex, Inc., 5.25%, 6/15/24(1)	845	859,788
Teleflex, Inc., 6.875%, 6/1/19	545	587,238
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	875	878,281
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,740,162
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,680,569
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,925,875
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	4,395	4,526,850
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,642,837
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,628,044
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,207,880

		$99,872,891

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate — 0.6%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,872,500
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	1,860	1,857,675
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	1,940	1,986,075

		$5,716,250

Hotels — 0.6%
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	$1,820	$1,829,100
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	3,310	3,494,119
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,227,875

		$6,551,094

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,852,650
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,835,400
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,940,575

		$6,628,625

Leisure — 1.0%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$909,525
Royal Caribbean Cruises, 7.25%, 6/15/16	535	580,475
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,527,762
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,394,650
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,382,125

		$9,794,537

Metals / Mining — 2.0%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$481,500
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	2,370	2,414,437
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,701,400
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,393,593
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	938	925,103
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,141,250
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	996,975
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,961,800
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,508,138
New Gold, Inc., 7.00%, 4/15/20(1)	905	923,100
Novelis, Inc., 8.375%, 12/15/17	1,025	1,072,406
SunCoke Energy Inc., 7.625%, 8/1/19	477	501,112
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,200	1,260,000

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	$525	$551,250

		$20,832,064

Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,777,222

		$2,777,222

Publishing / Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$3,625	$4,114,375
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,085,419

		$5,199,794

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$868,879
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,065,900

		$1,934,779

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	$4,955	$5,047,906
NPC International, Inc., 10.50%, 1/15/20	5,235	5,483,663

		$10,531,569

Services — 5.9%
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	$560	$554,400
Anna Merger Sub, Inc., 7.75%, 10/1/22(1)	5,705	5,890,412
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,710,625
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,824,125
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	865	914,738
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,801,200
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,265,363
Hertz Corp. (The), 6.25%, 10/15/22	1,860	1,906,500
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,300,100
Laureate Education, Inc., 9.75%, 9/1/19(1)	17,315	17,921,025
ServiceMaster Co. (The), 7.00%, 8/15/20	819	870,188
ServiceMaster Co. (The), 8.00%, 2/15/20	2,431	2,607,247
TMS International Corp., 7.625%, 10/15/21(1)	2,310	2,425,500
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,585	2,694,862

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	$3,840	$3,974,400
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,193,400
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,425,400
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,428,000
United Rentals North America, Inc., 8.25%, 2/1/21	200	219,000
United Rentals North America, Inc., 8.375%, 9/15/20	505	549,188
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,635	1,737,187

		$61,212,860

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,129,138
ArcelorMittal, 6.75%, 2/25/22	670	747,117

		$1,876,255

Super Retail — 5.1%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$3,700	$3,801,750
Dufry Finance SCA, 5.50%, 10/15/20(1)	345	353,660
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,757,400
L Brands, Inc., 6.625%, 4/1/21	5,170	5,880,875
L Brands, Inc., 8.50%, 6/15/19	3,620	4,344,000
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,479,975
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	2,495	2,597,919
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	1,232	1,256,640
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,360,100
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,558,750
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,520,537
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,703,825
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,948,450
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,239,500
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,860	2,881,450
Phillips-Van Heusen Corp., 7.75%, 11/15/23	3,385	4,111,770
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,482,731
rue21, Inc., 9.00%, 10/15/21(1)	3,455	2,513,512
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	1,985	2,123,950

		$52,916,794

Technology — 4.2%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,133,588
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,349,450
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,570,900
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,586,200
Avaya, Inc., 10.50%, 3/1/21(1)	3,318	2,923,855

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	$1,445	$1,448,613
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,654,987
First Data Corp., 6.75%, 11/1/20(1)	390	418,275
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,475,625
First Data Corp., 10.625%, 6/15/21	1,251	1,448,033
First Data Corp., 11.25%, 1/15/21	1,758	2,030,490
First Data Corp., 11.75%, 8/15/21	1,889	2,223,709
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,731,337
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,790	2,838,825
Infor US, Inc., 9.375%, 4/1/19	2,720	2,968,200
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,626,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	853,300
Sensata Technologies B.V., 5.625%, 11/1/24(1)	570	602,775
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,824,100
Zebra Technologies Corp., 7.25%, 10/15/22(1)	4,045	4,267,475

		$43,975,737

Telecommunications — 8.1%
CenturyLink, Inc., 6.75%, 12/1/23	$3,215	$3,580,706
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,713,500
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,348,581
Equinix, Inc., 7.00%, 7/15/21	1,335	1,460,156
Frontier Communications Corp., 6.25%, 9/15/21	1,950	2,019,469
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,979,250
Frontier Communications Corp., 7.625%, 4/15/24	285	307,800
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,730,125
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,364,700
Intelsat Luxembourg SA, 7.75%, 6/1/21	4,615	4,839,981
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,520	3,757,600
NII International Telecom SCA, 7.875%, 8/15/19(1)(9)	2,030	1,319,500
SBA Communications Corp., 5.625%, 10/1/19	920	961,400
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,350	1,417,500
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,408,738
Sprint Communications, Inc., 6.00%, 11/15/22	255	255,319
Sprint Communications, Inc., 7.00%, 8/15/20	780	830,700
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,887,856
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,291,050
Sprint Corp., 7.25%, 9/15/21(1)	3,550	3,763,000
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,208,050
T-Mobile USA, Inc., 6.00%, 3/1/23	1,955	2,018,537
T-Mobile USA, Inc., 6.25%, 4/1/21	895	937,513
T-Mobile USA, Inc., 6.375%, 3/1/25	2,545	2,621,350

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.625%, 4/1/23	$1,475	$1,563,500
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,670,850
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,119,619
T-Mobile USA, Inc., 6.836%, 4/28/23	525	557,156
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,130	4,047,400
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	6,190	6,066,200
Windstream Corp., 7.75%, 10/1/21	4,550	4,891,250

		$83,938,356

Transportation Ex Air / Rail — 0.7%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$488,750
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,694,000
XPO Logistics, Inc., 7.875%, 9/1/19(1)	4,475	4,721,125

		$6,903,875

Utilities — 1.8%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,094,287
Calpine Corp., 5.375%, 1/15/23	2,075	2,098,344
Calpine Corp., 5.75%, 1/15/25	925	937,719
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	2,515	2,606,169
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,662,756
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	1,895	2,011,069
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,288,550
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,600,919
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	1,825	1,829,562

		$19,129,375

Total Corporate Bonds & Notes (identified cost $846,915,310)		$871,215,688

Senior Floating-Rate Interests — 5.1%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers — 0.1%
Anchor Glass Container Corporation, Term Loan, 4.25%, Maturing 6/30/21	$1,000	$993,594

		$993,594

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,832	$1,776,936

		$1,776,936

Energy — 0.1%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,305,833

		$1,305,833

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$796	$812,915

		$812,915

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,779	$1,763,938

		$1,763,938

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,958	$1,931,322

		$1,931,322

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,723	$3,638,642

		$3,638,642

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,592	$1,596,577
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,787	1,792,642

		$3,389,219

Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,500	$1,495,625
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	2,800	2,849,000
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,136,096

		$6,480,721

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail — 1.1%
Albertson’s Holdings LLC, Term Loan, 4.50%, Maturing 8/25/21	$3,300	$3,304,353
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,980	3,875,525
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,900,000
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	2,772	2,277,661

		$11,357,539

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$4,400	$4,158,000

		$4,158,000

Telecommunications — 0.7%
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,109	$3,114,070
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,768,221

		$6,882,291

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$477,500
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	578	551,556
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	100	95,096
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	797	760,767

		$1,884,919

Utilities — 0.6%
Energy Future Intermediate Holding Company LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,497,335
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	966,122
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.646%, Maturing 10/10/17	2,600	1,899,084

		$6,362,541

Total Senior Floating-Rate Interests (identified cost $53,474,906)		$52,738,410

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$3,284,429

		$3,284,429

Health Care — 0.7%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,637,813

		$6,637,813

Total Convertible Bonds (identified cost $8,268,498)		$9,922,242

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(11)	$2,065	$2,111,412

Total Commercial Mortgage-Backed Securities (identified cost $2,072,333)		$2,111,412

Common Stocks — 4.1%

Security	Shares	Value

Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$785,000

		$785,000

Broadcasting — 0.2%
AMC Networks, Inc., Class A(12)	35,000	$2,122,750

		$2,122,750

Building Materials — 0.3%
Panolam Holdings Co.(7)(8)(12)	3,117	$2,737,225

		$2,737,225

Chemicals — 0.1%
Tronox Ltd., Class A	42,600	$1,030,068

		$1,030,068

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Consumer Products — 0.0%(13)
HF Holdings, Inc.(7)(8)(12)	13,600	$335,784

		$335,784

Diversified Financial Services — 0.1%
CIT Group, Inc.	25,000	$1,223,250

		$1,223,250

Energy — 1.7%
Cheniere Energy, Inc.(12)	35,000	$2,625,000
El Paso Pipeline Partners, LP	70,000	2,845,500
Energy Transfer Equity, LP	25,000	1,459,000
Seven Generations Energy, Ltd.(8)(12)	560,000	11,156,275

		$18,085,775

Food / Beverage / Tobacco — 0.7%
Constellation Brands, Inc., Class A(12)	75,993	$6,956,399

		$6,956,399

Gaming — 0.0%(13)
New Cotai Participation Corp., Class B(7)(8)(12)	7	$221,515

		$221,515

Health Care — 0.6%
Amsurg Corp.(12)	75,000	$4,050,750
Hologic, Inc.(12)	100,000	2,619,000

		$6,669,750

Homebuilders / Real Estate — 0.1%
TRI Pointe Homes, Inc.(12)	80,000	$1,095,200

		$1,095,200

Services — 0.2%
Hertz Global Holdings, Inc.(12)	70,000	$1,534,400

		$1,534,400

Total Common Stocks (identified cost $34,697,623)		$42,797,116

Convertible Preferred Stocks — 0.7%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$1,011,584
Chesapeake Energy Corp., 5.75%(1)	130	143,244

		$1,154,828

Food / Beverage / Tobacco — 0.2%
Post Holdings, Inc., 2.50%(1)	11,445	$891,995
Post Holdings, Inc., 5.25%	10,650	894,547

		$1,786,542

Health Care — 0.4%
Alere, Inc., 3.00%	14,925	$4,779,731

		$4,779,731

Total Convertible Preferred Stocks (identified cost $6,580,994)		$7,721,101

Miscellaneous — 0.9%

Security	Shares	Value

Cable / Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(12)	3,555,000	31,106

		$97,475

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	6,330,000	$126,600

		$126,600

Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(12)	5,410	$4,463,250
PGP Investors, LLC, Membership Interests(7)(8)(12)	11,429	3,999,999

		$8,463,249

Utilities — 0.1%
EME Reorganization Trust	2,640,437	$343,257

		$343,257

Total Miscellaneous (identified cost $4,583,058)		$9,030,581

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Warrants — 0.0%(13)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$169,050

		$169,050

Total Warrants (identified cost $0)		$169,050

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$37,911	$37,910,889

Total Short-Term Investments (identified cost $37,910,889)		$37,910,889

Total Investments — 99.4% (identified cost $994,503,611)		$1,033,616,489

Other Assets, Less Liabilities — 0.6%		$6,147,106

Net Assets — 100.0%		$1,039,763,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession
HILT	–	Hilton USA Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $420,762,411 or 40.5% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2014.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(8)	Restricted security (see Note 5).

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

(15)	Defaulted matured security.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $956,592,722)	$995,705,600
Affiliated investment, at value (identified cost, $37,910,889)	37,910,889
Cash	318,661
Restricted cash*	1,409,996
Foreign currency, at value (identified cost, $121)	121
Interest and dividends receivable	16,157,605
Interest receivable from affiliated investment	8,248
Receivable for investments sold	2,666,302
Receivable for open forward foreign currency exchange contracts	227,793
Receivable for variation margin on open centrally cleared swap contracts	29,073
Receivable for open swap contracts	810,772
Premium paid on open swap contracts	152,063
Total assets	$1,055,397,123

Liabilities
Cash collateral due to brokers	$1,090,000
Payable for investments purchased	1,042,178
Payable for when-issued/delayed delivery securities	12,933,744
Payable for open forward foreign currency exchange contracts	3,621
Premium received on open swap contracts	23,937
Payable to affiliates:
Investment adviser fee	406,576
Trustees’ fees	4,085
Accrued expenses	129,387
Total liabilities	$15,633,528
Net Assets applicable to investors’ interest in Portfolio	$1,039,763,595

Sources of Net Assets
Investors’ capital	$999,560,581
Net unrealized appreciation	40,203,014
Total	$1,039,763,595

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest and other income (net of foreign taxes, $1,129)	$64,862,967
Dividends	899,621
Interest allocated from affiliated investment	58,939
Expenses allocated from affiliated investment	(7,178)
Total investment income	$65,814,349

Expenses
Investment adviser fee	$4,965,530
Trustees’ fees and expenses	47,549
Custodian fee	269,118
Legal and accounting services	120,816
Interest expense on securities sold short	72,707
Miscellaneous	33,210
Total expenses	$5,508,930
Deduct —
Reduction of custodian fee	$344
Total expense reductions	$344

Net expenses	$5,508,586

Net investment income	$60,305,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,719,077
Investment transactions allocated from affiliated investment	597
Securities sold short	456,954
Swap contracts	484,947
Foreign currency and forward foreign currency exchange contract transactions	91,919
Net realized gain	$13,753,494
Change in unrealized appreciation (depreciation) —
Investments	$(5,357,587)
Swap contracts	(415,104)
Foreign currency and forward foreign currency exchange contracts	224,172
Net change in unrealized appreciation (depreciation)	$(5,548,519)

Net realized and unrealized gain	$8,204,975

Net increase in net assets from operations	$68,510,738

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$60,305,763	$59,221,965
Net realized gain from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	13,753,494	30,280,427
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(5,548,519)	5,651,069
Net increase in net assets from operations	$68,510,738	$95,153,461
Capital transactions —
Contributions	$167,637,129	$217,656,967
Withdrawals	(204,766,289)	(251,746,586)
Net decrease in net assets from capital transactions	$(37,129,160)	$(34,089,619)

Net increase in net assets	$31,381,578	$61,063,842

Net Assets
At beginning of year	$1,008,382,017	$947,318,175
At end of year	$1,039,763,595	$1,008,382,017

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52%	0.54%	0.56%	0.60%	0.64%
Net investment income	5.72%	6.34%	7.06%	7.67%	8.65%
Portfolio Turnover	44%	62%	76%	78%	79%

Total Return	6.88%	10.46%	13.20%	5.90%	19.52%

Net assets, end of year (000’s omitted)	$1,039,764	$1,008,382	$947,318	$866,997	$852,159

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 55.5%, 35.5%, 7.1% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

34

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

35

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty or CCP in the case of a centrally cleared swap to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

M  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the

36

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $4,965,530 or 0.47% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $486,968,011 and $444,010,917, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,009,730,635

Gross unrealized appreciation	$39,079,598
Gross unrealized depreciation	(15,193,744)

Net unrealized appreciation	$23,885,854

37

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

5  Restricted Securities

At October 31, 2014, the Portfolio owned the following securities (representing 2.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12, 5/20/14	$2,432,262	$2,207,177	$2,634,046

Total Corporate Bonds & Notes			$2,207,177	$2,634,046

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225
Seven Generations Energy, Ltd.	12/5/13	560,000	6,578,020	11,156,275

Total Common Stocks			$9,237,387	$14,450,799

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$4,463,250
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	3,999,999

Total Miscellaneous			$4,094,675	$8,463,249

Total Restricted Securities			$15,539,239	$25,548,094

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/28/14	Canadian Dollar 7,000,000	United States Dollar 6,434,888	JPMorgan Chase Bank, N.A.	$227,793	$—	$227,793
11/28/14	Canadian Dollar 4,760,000	United States Dollar 4,217,204	JPMorgan Chase Bank, N.A.	—	(3,621)	(3,621)

				$227,793	$(3,621)	$224,172

38

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Amkor Technology, Inc.	B2/B+	$ 1,150	5.00	%(1)	6/20/15	$40,329	$6,465	$46,794
Barclays Bank PLC	Amkor Technology, Inc.	B2/B+	2,000	5.00	(1)	6/20/15	70,137	17,472	87,609
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	101,453	(861)	100,592
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	100,292	(18,280)	82,012
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	100,292	(32,716)	67,576
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	213,052	(45,402)	167,650
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	100,292	(21,171)	79,121
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	213,051	(33,633)	179,418

Total			$11,650				$938,898	$(128,126)	$810,772

Centrally Cleared Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

ICE Clear Credit	Markit CDX North America High Yield Index	$6,500	5.00	%(1)	12/20/19	3.43%	$490,136	$(434,944)	$55,192

		$6,500					$490,136	$(434,944)	$55,192

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $18,150,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a

39

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $3,621. At October 31, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$938,898	(1)	$—
Credit	Swap contracts (centrally cleared)	55,192	(2)	—
Foreign Exchange	Forward foreign currency exchange contracts	227,793	(3)	(3,621	)(4)

Total		$1,221,883		$(3,621)

Derivatives not subject to master netting or similar agreements		$55,192		$—

Total Derivatives subject to master netting or similar agreements		$1,166,691		$(3,621)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the Swaps Contracts table above. Only the current day’s variation margin on open centrally cleared swaps contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open centrally cleared swap contracts.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the

40

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$40,329	$—	$—	$—	$40,329
Barclays Bank PLC	70,137	—	—	—	70,137
Credit Suisse International	101,453	—	—	—	101,453
Deutsche Bank AG	413,636	—	—	(413,636)	—
Goldman Sachs International	313,343	—	—	(313,343)	—
JPMorgan Chase Bank, N.A.	227,793	(3,621)	—	—	224,172

	$1,166,691	$(3,621)	$—	$(726,979)	$436,091

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

JPMorgan Chase Bank, N.A.	$(3,621)	$3,621	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$484,947	$(415,104)
Foreign Exchange	Forward foreign currency exchange contracts	85,181	224,172

Total		$570,128	$(190,932)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$5,276,000	$12,304,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.

41

High Income Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$868,230,452	$2,985,236	$871,215,688
Senior Floating-Rate Interests	—	52,738,410	—	52,738,410
Convertible Bonds	—	9,922,242	—	9,922,242
Commercial Mortgage-Backed Securities	—	2,111,412	—	2,111,412
Common Stocks	28,346,317	11,156,275	3,294,524	42,797,116
Convertible Preferred Stocks	1,011,584	6,709,517	—	7,721,101
Miscellaneous	343,257	4,687,325	3,999,999	9,030,581
Warrants	—	169,050	—	169,050
Short-Term Investments	—	37,910,889	—	37,910,889

Total Investments	$29,701,158	$993,635,572	$10,279,759	$1,033,616,489

Forward Foreign Currency Exchange Contracts	$—	$227,793	$—	$227,793
Swap Contracts	—	994,090	—	994,090

Total	$29,701,158	$994,857,455	$10,279,759	$1,034,838,372

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,621)	$—	$(3,621)

Total	$—	$(3,621)	$—	$(3,621)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented.

At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

42

High Income Opportunities Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2014

43

Eaton Vance High Income Opportunities Fund

High Income Opportunities Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance High Income Opportunities Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	98,706,671	1,921,150
Cynthia E. Frost	98,863,206	1,764,616
George J. Gorman	98,380,775	2,247,047
Valerie A. Mosley	98,774,795	1,853,027
Harriett Tee Taggart	98,667,159	1,960,663

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

High Income Opportunities Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	98.62%	1.38%
Cynthia E. Frost	98.69%	1.31%
George J. Gorman	98.41%	1.59%
Valerie A. Mosley	98.62%	1.38%
Harriett Tee Taggart	98.60%	1.40%

44

Eaton Vance

High Income Opportunities Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

45

Eaton Vance

High Income Opportunities Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael W. Weilheimer 1961	President of the Portfolio	1995	Vice President of EVM and BMR.

46

Eaton Vance

High Income Opportunities Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$81,630	$83,162
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,640	$14,420
All Other Fees(3)	$0	$0

Total	$95,270	$97,582

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$13,640	$14,420
Eaton Vance(1)	$526,385	$99,750

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 17, 2014

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 17, 2014